Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2019
Property Plant And Equipment [Abstract]
Composition of Assets Grouped by Major Classifications
a.	Composition of assets grouped by major classifications are as follows:

	March 31,
	2019	2018
Cost:
Land	$7,628	$7,681
Buildings	183,496	171,735
Leasehold improvements	2,291	2,307
Machinery and equipment	200,375	191,619
Computer software and equipment	33,789	39,108
Motor vehicles	215	218
Furniture, fixtures and office equipment	14,900	14,870
	442,694	427,538
Accumulated depreciation and impairment charges:
Buildings	$71,279	$65,120
Leasehold improvements	1,689	1,597
Machinery and equipment	135,801	129,104
Computer software and equipment	18,294	29,338
Motor vehicles	215	217
Furniture, fixtures and office equipment	9,174	8,435
	236,452	233,811
Depreciated cost	$206,242	$193,727